Loan Payable (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Loan Payable [Abstract]
Schedule of Company’s Loans

A summary of the Company’s loans is listed as follows:

Lender	Due Date	December 31, 2024	March 31, 2024
Chase Bank(i)	October 25, 2027	-	176,366
Chase Bank(ii)	January 12, 2028	301	56,580
Chase Bank(vii)	September 28, 2028	-	221,197
Leaf Capital Funding, LLC(iii)	September 30, 2027	37,759	46,856
Sinoelite Corp(iv)	April 03, 2024	-	100,000
Automobile Loan - Honda(v)	June 25, 2027	22,506	28,833
Bank of Hope(vi)	September 15, 2024	-	391,227
Bank of Hope(vi)	September 22, 2024	-	400,000
Bank of Hope(vi)	December 12, 2024	-	205,000
Milea Truck Sales of Queens Inc. (viii)	August 22, 2027	115,694	-
Milea Truck Sales of Queens Inc. (viii)	July 26, 2027	84,285	-
Peapack-Gladstone Bank(ix)	August 31, 2025	4,909,982	-
Veiocity Commercial Capital, LLC (x)	December 1, 2054	1,929,268	-
Total loan payables		7,099,795	1,626,059
Short-term loan payables		(4,909,982)	-
Current portion of long-term loan payables		(99,079)	(1,213,242)
Long-term loan payables		$2,090,734	$412,817

(i)	On October 25, 2022, the Company’s subsidiary, Universe King Corp. obtained a five-year long-term loan of $230,000 from JPMorgan Chase Bank, N.A. with an annual interest rate of 10.35%. Mr. Ke Zhang, the Company’s Chief Human Resource Officer, provided a guarantee on this loan. To secure payment and performance of the liabilities, Universe King Corp. pledged to JPMorgan Chase Bank, N.A., a continuing security interest in all of its right, title and interest in all of its properties, whether now owned or hereinafter acquired and whether now existing or hereafter arising. On August 9, 2024, the Company paid off this loan in full.
(ii)	On January 12, 2023, the Company’s subsidiary, Arfy Corp. obtained a five-year long-term loan of $70,000 from JPMorgan Chase Bank, N.A. with an annual interest rate of 9.8%. Mr. Tong Chen, an original stockholder of the Company, provided a guarantee on this loan. To secure payment and performance of the liabilities, Arfy Corp. pledged to JPMorgan Chase Bank, N.A., a continuing security interest in all of its right, title and interest in all of its properties, whether now owned or hereinafter acquired and whether now existing or hereafter arising. On August 9, 2024, the Company paid $52,069 and as of December 31, 2024, the outstanding balance is $301.

(iii)	On August 24, 2022, Universe King Corp. obtained a five-year long-term loan of $63,674 from Leaf Capital Funding, LLC with an annual interest rate of 7.0%. The collateral provided included the Fuso trucks, whether now owned or hereafter acquired by Universe King Corp., and together with all accessories, accessions, attachments thereto, and all other substitutions, renewals, replacements and improvements and all proceeds of the foregoing. As of December 31, 2024, the outstanding balance is $40,845. From January 1 to February 19, 2025, the Company paid $2,523 on principal and interest of the loan.

(iv)	On January 3, 2023, Fly E-Bike, Inc. obtained a one-year and three-month long-term loan of $100,000 from Sinoelite Corp with no interest. On April 25, 2024, the Company paid off this loan in full.

(v)	On June 12, 2023, Flyebikemiami Inc obtained a four-year long-term loan of $34,974 from AutoNation Honda Miami Lakes with an annual interest rate of 3.98%. The collateral provided was the Honda vehicle purchased by Flyebikemiami Inc. As of December 31, 2024, the outstanding balance is $24,635. From January 1 to February 19, 2025, the Company paid $1,579 on principal and interest of the loan.

(vi)	On September 20, 2023, Fly-E Group, Inc obtained a line of credit of $1,000,000 from Bank of Hope with a floating annual interest rate, currently at 8.5%. On the same date, the Company withdrew $391,226 from Bank of Hope to pay off the loan balance with Flushing Bank as of September 15, 2023. On September 22, 2023 and December 12, 2023, the Company withdrew $400,000 and $205,000, respectively, from Bank of Hope to support its business operations. Mr. Zhou Ou, the Company’s Chief Executive Officer, and Mr. Ke Zhang, the Company’s Chief Human Resource Officer, provided a guarantee on this loan. To secure payment and performance of the liabilities, Fly-E Group pledged to Bank of Hope the following items: inventory, chattel paper, accounts, equipment, and general intangibles of first 29 incorporated subsidiaries of the Company. On August 9, 2024, the Company paid off this loan in full.

(vii)	On October 2, 2023, the Company’s subsidiary, Fly14 Corp. obtained a five-year long-term loan of $240,000 from JPMorgan Chase Bank, N.A. with an annual interest rate of 10.40%. To secure payment and performance of the liabilities, Fly14 Corp. pledged to JPMorgan Chase Bank, N.A., a continuing security interest in all of its rights, title and interest in all of its properties, whether now owned or hereinafter acquired and whether now existing or hereafter arising. On August 9, 2024, the Company paid off this loan in full.
(viii)

On August 22, 2024, Fly E-Bike, Inc. obtained a three-year long-term loan of $128,132 from Milea Truck Sales of Queens Inc. with an annual interest rate of 9.90%. The collateral provided was the FTR 2025 vehicle purchased by Fly E-Bike, Inc. As of December 31, 2024, the outstanding balance is $125,061. From January 1 to February 19, 2025, the Company paid $8,257 on principal and interest of the loan.

On July 26, 2024, Fly E-Bike, Inc. obtained a three-year long-term loan of $96,506 from Milea Truck Sales of Queens Inc. with an annual interest rate of 7.03%. The collateral provided was the NRR-CAB 2025 vehicle purchased by Fly E-Bike, Inc. As of December 31, 2024, the outstanding balance is $91,095. From January 1 to February 19, 2025, the Company paid $5,962 on principal and interest of the loan.

(ix)	On August 5, 2024, Fly-E Group, Inc obtained a line of credit of $5 million from Peapack-Gladstone Bank with a floating annual interest rate and the current annual interest rate is 8.8%. On August 5, 2024, the Company withdrew from this line of credit to pay off the outstanding principal and interest of loans from Bank of Hope in total of $996,476 and the loan from JPMorgan Chase Bank, N.A obtained by Fly14 Corp in total of $208,601. On August 6, 2024, the Company withdrew in total $214,905 from this line of credit to pay off the outstanding principal and interest of loans from JPMorgan Chase Bank, N.A. From August 7, 2024 to August 19, 2024, the Company withdrew $3,490,000 from the line of credit. Mr. Zhou Ou, the Company’s Chief Executive Officer, and Mr. Ke Zhang, the Company’s Chief Human Resource Officer, provided a guarantee on this loan. To secure payment and performance of the liabilities, Fly-E Group granted Peapack-Gladstone Bank a continuing lien on and security interest in all assets of the Company, including accounts, chattel paper, documents, instruments, inventory, general intangibles, equipment, fixtures, deposit accounts, goods, letter-of-credit rights, supporting obligations, investment property, commercial tort claims, property in the Lender’s possession, additions, and proceeds of first 39 incorporated subsidiaries of the Company. From January 1 to February 19, 2025, the Company paid $102,492 on interest of the line of credit.

(x)	On November 27, 2024, the Company’s subsidiary, AOFL LLC (the “borrower”) obtained four thirty-year long-term loans of $525,000, $560,000, $595,000, and $420,000, respectively, from Veiocity Commercial Capital, LLC (the “lender”) with an annual interest rate of 11.24%. The lender charged a total of $170,933 loan settlement fees for closing the loan which included attorney fee, escrow fee, origination fee, and so on. The Company amortized the $170,933 over the loan term. To secure payment and performance of the liabilities, AOFL LLC pledged to Veiocity Commercial Capital, LLC a continuing lien on and security interest in any and all deposits or other sums at any time credited by or due from lender to the borrower and any cash, securities, instruments or other property of the borrower in the possession of lender. From January 1 to February 19, 2025, the Company paid $40,761 on principal and interest of the loan.

A summary of the Company’s loans is listed as follows:

Lender	Due Date	March 31, 2024	March 31, 2023
Flushing Bank(i)	June 1, 2027	$-	$435,537
Chase Bank(ii)	October 25, 2027	176,366	214,529
Chase Bank(iii)	January 12, 2028	56,580	68,051
Chase Bank(x)	September 28, 2028	221,197	-
Xuper Funding(iv)(v)	May 01, 2023	-	259,072
Leaf Capital Funding, LLC(vi)	September 30, 2027	46,856	58,263
Sinoelite Corp(vii)	April 03, 2024	100,000	100,000
Automobile Loan - Honda(viii)	June 25, 2027	28,833	-
Bank of Hope(ix)	September 15, 2024	391,227	-
Bank of Hope(ix)	September 22, 2024	400,000	-
Bank of Hope(ix)	December 12, 2024	205,000	-
Total loan payables		1,626,059	1,135,452
Current portion of loan payables		(1,213,242)	(412,224)
Long-term loan payables		$412,817	$723,228

(i)	On June 14, 2022, Ctate (now merged into Fly E-Bike, Inc.) obtained a five-year long-term loan of $500,000 from Flushing Bank with an annual interest rate of 7%. The collateral provided includes all of Ctate’s inventory, accounts, notes, machinery, equipment, fixtures and other products, and any proceeds and products generated from these items in any form. On September 20, 2023, the Company paid off this loan in full.

(ii)	On October 25, 2022, the Company’s subsidiary, Universe King Corp. obtained a five-year long-term loan of $230,000 from JPMorgan Chase Bank, N.A. with an annual interest rate of 10.35%. Mr. Ke Zhang, the Company’s Chief Human Resource Officer, provided a guarantee on this loan. To secure payment and performance of the liabilities, Universe King Corp. pledged to JPMorgan Chase Bank, N.A., a continuing security interest in all of its right, title and interest in all of its properties, whether now owned or hereinafter acquired and whether now existing or hereafter arising. From April 1 to June 26, 2024, the Company paid $9,888 on principal and interest of the loan.
(iii)	On January 12, 2023, the Company’s subsidiary, Arfy Corp. obtained a five-year long-term loan of $70,000 from JPMorgan Chase Bank, N.A. with an annual interest rate of 9.8%. Mr. Tong Chen, an original stockholder of the Company, provided a guarantee on this loan. To secure payment and performance of the liabilities, Arfy Corp. pledged to JPMorgan Chase Bank, N.A., a continuing security interest in all of its right, title and interest in all of its properties, whether now owned or hereinafter acquired and whether now existing or hereafter arising. From April 1 to June 26, 2024, the Company paid $4,455 on principal and interest of the loan.

(iv)	On January 11, 2023, Fly E-Bike, Inc. obtained a seven-month short-term loan of $250,000 from Xuper Funding with annual interest rate of 136%. On May 1, 2023, the Company paid off this loan in full.

(v)	On February 23, 2023, Fly E-Bike, Inc. obtained a seven-month short-term loan of $100,000 from Xuper Funding with an annual interest rate of 54%. On May 1, 2023, the Company paid off this loan in full.

(vi)	On August 24, 2022, Universe King Corp. obtained a five-year long-term loan of $63,674 from Leaf Capital Funding, LLC with an annual interest rate of 7.0%. The collateral provided included the Fuso trucks, whether now owned or hereafter acquired by Universe King Corp., and together with all accessories, accessions, attachments thereto, and all other substitutions, renewals, replacements and improvements and all proceeds of the foregoing. From April 1 to June 26, 2024, the Company paid $3,785 on principal and interest of the loan.

(vii)	On January 3, 2023, Fly E-Bike, Inc. obtained a one-year and three-month long-term loan of $100,000 from Sinoelite Corp with no interest. On April 25, 2024, the Company paid off this loan in full.

(viii)	On June 12, 2023, Flyebikemiami Inc obtained a four-year long-term loan of $34,974 from AutoNation Honda Miami Lakes with an annual interest rate of 3.98%. The collateral provided was the Honda vehicle purchased by Flyebikemiami Inc. From April 1 to June 26, 2024, the Company paid $1,579 on principal and interest of the loan.

(ix)	On September 20, 2023, Fly-E Group, Inc obtained a line of credit of $1,000,000 from Bank of Hope with a floating annual interest rate, currently at 8.5%. On the same date, the Company withdrew $391,226 from Bank of Hope to pay off the loan balance with Flushing Bank as of September 15, 2023. On September 22, 2023 and December 12, 2023, the Company withdrew $400,000 and $205,000, respectively, from Bank of Hope to support its business operations. Mr. Zhou Ou, the Company’s Chief Executive Officer, and Mr. Ke Zhang, the Company’s Chief Human Resource Officer, provided a guarantee on this loan. To secure payment and performance of the liabilities, Fly-E Group pledged to Bank of Hope the following items: inventory, chattel paper, accounts, equipment, and general intangibles of first 29 incorporated subsidiaries of the Company.

(x)	On October 2, 2023, the Company’s subsidiary, Fly14 Corp. obtained a five-year long-term loan of $240,000 from JPMorgan Chase Bank, N.A. with an annual interest rate of 10.40%. To secure payment and performance of the liabilities, Fly14 Corp. pledged to JPMorgan Chase Bank, N.A., a continuing security interest in all of its right, title and interest in all of its properties, whether now owned or hereinafter acquired and whether now existing or hereafter arising. From April 1 to June 26, 2024, the Company paid $10,329 on principal and interest of the loan.